Estimates (Schedule Of Net Changes In Operating Assets And Liabilities Included Cash Flows From Operating Activities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Accounts receivable	$ (1,126)	$ 856	$ 600
Accounts receivable from related companies	42	(5)	30
Inventories	(345)	(410)	52
Other current assets	(149)	225	(151)
Other non-current assets, net	(148)	250	(6)
Accounts payable	1,214	(1,043)	(893)
Accounts payable to related companies	(64)	400	5
Exchanges payable	0	0	0
Accrued and other current liabilities	89	(697)	(158)
Other non-current liabilities	158	(233)	(138)
Derivative assets and liabilities, net	67	75	19
Net change in operating assets and liabilities, net of effects of acquisitions	$ 36	$ (1,032)	$ (338)